Nature of Business and Summary of Significant Accounting Policies (Details) - Schedule of Fair Value Assumption - $ / shares	3 Months Ended	12 Months Ended
	Aug. 31, 2023	May 31, 2023
Schedule Of Fair Value Assumption Abstract
Risk-free interest rate	5.60%	5.50%
Probability of financing event or capital raise	90.00%	90.00%
Estimated value of common stock (in Dollars per share)	$ 10	$ 10
Estimated time to financing event	4 months 17 days	5 months 1 day